Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash equivalents	₩ 2,021,640	₩ 2,257,522	₩ 1,824,649	₩ 3,541,597
Deposits in banks	611	905,982
Trade accounts and notes receivable, net	3,624,477	3,218,093
Non-trade receivables	227,477	112,739
Accrued income	22,552	14,246
Deposits	16,747	18,378
Loans	37,143	59,884
Lease receivables	10,063	4,130
At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets effective for fair value hedging	119,098
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash equivalents	2,021,640	2,257,519
Deposits in banks	611	905,982
Trade accounts and notes receivable, net	3,624,477	3,218,093
Non-trade receivables	227,477	112,739
Accrued income	22,552	14,246
Deposits	16,747	18,378
Loans	37,143	59,884
Financial assets carried at amortized cost, Subtotal	5,950,647	6,586,841
Lease receivables	10,063	4,130
Other financial assets, Subtotal	10,063	4,130
Financial assets at fair value through profit or loss	257,721	172,830
Total	6,337,529	6,763,801
Convertible securities [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,470	3,127
Convertible securities [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,470	3,127
Convertible securities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,470	3,127
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	256,251	169,703
Financial assets effective for fair value hedging	119,098
Derivatives [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	256,251	169,703
Financial assets effective for fair value hedging	119,098
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	256,251	₩ 169,703
Derivatives [member] | Credit risk [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets effective for fair value hedging	₩ 119,098